Summary of LTV Ratio and DSC Ratios of Mortgage Loan (Detail) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 9,792	[1]	$ 8,422	[2]
Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	9,734	[1]	8,392	[2]
90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	58	[1]	30	[2]
Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	9,710	[1]	8,323	[2]
Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	82	[1]	99	[2]
Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	3,514		2,791
Apartment [Member] | Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	3,503		2,791
Apartment [Member] | 90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	11
Apartment [Member] | Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	3,514		2,791
Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,473		1,246
Warehouse [Member] | Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,459		1,221
Warehouse [Member] | 90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	14		25
Warehouse [Member] | Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,439		1,193
Warehouse [Member] | Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	34		53
Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,573		1,321
Office [Member] | Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,570		1,318
Office [Member] | 90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	3		3
Office [Member] | Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,539		1,286
Office [Member] | Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	34		35
Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,880		2,767
Retail [Member] | Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,850		2,765
Retail [Member] | 90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	30		2
Retail [Member] | Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,866		2,756
Retail [Member] | Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	14		11
Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	352		297
Other [Member] | Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	352		297
Other [Member] | Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 352		$ 297

[1]	As of December 31, 2016, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.05 and 1.26, with a total weighted average DSC ratio of 2.04. As of December 31, 2016, the weighted average LTV ratios for the respective DSC ratio ranges above were 58% and 74%, with a total weighted average LTV ratio of 59%.
[2]	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.